Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1. Organization

Fusemachines Inc. (“Company” or “Pubco”) provide enterprise artificial intelligence solutions and services across North America, Latin America, Asia and Europe. The Company was originally incorporated on April 13, 2021, under the name CSLM Acquisition, Corp. (“CSLM”), as a Cayman Islands exempted Company, a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Upon consummation of the Business Combination, Fusemachines USA, Inc. (“Legacy Fusemachines”) became the surviving corporation and a wholly-owned subsidiary of the Company. The Company operated through the following legal entities and branch:

●	Fusemachines USA, Inc (Wholly Owned Subsidiary)
●	Fusemachines Nepal Inc. (Wholly Owned Holding Company)
●	Fusemachines Nepal Private Ltd. (Majority Owned Subsidiary)
●	Fusemachines Canada Inc (Wholly Owned Subsidiary)
●	Fusemachines India Inc. (Dormant Holding Company)
●	Fusemachine Inc. Dominican Republic (Wholly Owned Branch)

Business Oxygen Private Limited (“BO2”), a Company domiciled in Nepal holds certain redeemable common and preferred stock of Fusemachines Nepal Private Ltd.

Merger Agreement and Business Combination

In January 2024, the Company entered into an Agreement and Plan of Merger (as amended in August 2024 and February 2025, the “Business Combination Agreement”) with CSLM Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of CSLM (“Merger Sub”), and Fusemachines USA, Inc. (formerly Fusemachines Inc.) (“Legacy Fusemachines”). On October 22, 2025, the Company consummated the business combination whereby (a) CSLM merged with and into CSLM Holdings, Inc., a Delaware corporation and wholly owned subsidiary of CSLM at which time the separate existence of CSLM ceased and CSLM Holdings became the surviving corporation (“Pubco”) in accordance with the Delaware General Corporation Law (“DGCL”), the Cayman Islands Companies Act (As Revised) (the “Companies Act”), the Certificate of Merger, (the “Certificate of Merger”), and the amended and restated memorandum and articles of association of CSLM (the “Domestication”); (b) the merger (the “Merger”) of Merger Sub with and into Legacy Fusemachines, pursuant to which, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), the separate corporate existence of Merger Sub ceased and Legacy Fusemachines became the surviving corporation and a wholly-owned subsidiary of Pubco, pursuant to the terms of the Business Combination Agreement and in accordance with the laws of the State of Delaware, as more fully described elsewhere in the Proxy Statement/Prospectus; and (c) the other transactions contemplated by the Business Combination Agreement and documents related thereto (such transactions, together with the Domestication and the Merger, the “Business Combination”). In connection with the Business Combination, Pubco was renamed “Fusemachines Inc.” (the “Company”) and Fusemachines Inc. was renamed “Fusemachines USA, Inc.” (“Legacy Fusemachines”).

The common stock of the Company began trading on The Nasdaq Stock Market (Nasdaq Global Market) under the symbol “FUSE”, and the warrants trade under the symbol “FUSEW”, beginning on October 23, 2025. The Merger between CSLM and Legacy Fusemachines was accounted for as a reverse recapitalization. See Note 13 - Reverse Capitalization for more information.

Throughout the notes to the unaudited condensed consolidated interim financial statements, unless otherwise noted or the context otherwise requires, the term “Company” refers to Legacy Fusemachines Inc. and its subsidiaries prior to the consummation of the Business Combination, and to Fusemachines Inc. (the publicly traded parent company) and its subsidiaries after the consummation of the Business Combination.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 1. Organization

Fusemachines Inc. (“Company” or “Pubco”) provide enterprise artificial intelligence solutions and services across North America, Latin America and Asia. The Company was originally incorporated on April 13, 2021 under the name CSLM Acquisition, Corp. (“CSLM”), as a Cayman Islands exempted Company, a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. Upon consummation of the Business Combination, Fusemachines USA, Inc. (“Legacy Fusemachines”) became the surviving corporation and a wholly-owned subsidiary of the Company. The Company operated through the following legal entities and branch:

●	Fusemachines USA, Inc (Wholly Owned Subsidiary)
●	Fusemachines Nepal Inc. (Wholly Owned Holding Company)
●	Fusemachines Nepal Private Ltd. (Majority Owned Subsidiary)
●	Fusemachines Canada Inc (Wholly Owned Subsidiary)
●	Fusemachines India Inc. (Dormant Holding Company)
●	Fusemachine Inc. Dominican Republic (Wholly Owned Branch)

Business Oxygen Private Limited (“BO2”), a company domiciled in Nepal, holds certain redeemable common and preferred stock of Fusemachines Nepal Private Ltd. (see Note 8 — Cumulative Mandatorily Redeemable Financial Instruments).

Merger Agreement and Business Combination

On January 2024, the Company entered into an Agreement and Plan of Merger (as amended in August 2024 and February 2025, the “Business Combination Agreement”) with CSLM Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of CSLM (“Merger Sub”), and Fusemachines USA, Inc. (formerly Fusemachines Inc.) (“Legacy Fusemachines”). On October 22, 2025, the Company consummated the business combination whereby (a) CSLM merged with and into CSLM Holdings, Inc., a Delaware corporation and wholly owned subsidiary of CSLM at which time the separate existence of CSLM ceased and CSLM Holdings became the surviving corporation (“Pubco”) in accordance with the Delaware General Corporation Law (“DGCL”), the Cayman Islands Companies Act (As Revised) (the “Companies Act”), the Certificate of Merger, (the “Certificate of Merger”), and the amended and restated memorandum and articles of association of CSLM (the “Domestication”); (b) the merger (the “Merger”) of Merger Sub with and into Legacy Fusemachines, pursuant to which, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), the separate corporate existence of Merger Sub ceased and Legacy Fusemachines became the surviving corporation and a wholly-owned subsidiary of Pubco, pursuant to the terms of the Business Combination Agreement and in accordance with the laws of the State of Delaware, as more fully described elsewhere in the Proxy Statement/Prospectus; and (c) the other transactions contemplated by the Business Combination Agreement and documents related thereto (such transactions, together with the Domestication and the Merger, the “Business Combination”). In connection with the Business Combination, Pubco was renamed “Fusemachines Inc.” (the “Company”) and Fusemachines Inc. was renamed “Fusemachines USA, Inc.” (“Legacy Fusemachines”).

The common stock of the Company began trading on The Nasdaq Stock Market (Nasdaq Global Market) under the symbol “FUSE”, and the warrants trade under the symbol “FUSEW”, beginning on October 23, 2025. The Merger between CSLM and Legacy Fusemachines was accounted for as a reverse recapitalization. See Note 20 - Reverse Recapitalization for more information.

Throughout the notes to the consolidated financial statements, unless otherwise noted or the context otherwise requires, the term “Company” refers to Legacy Fusemachines and its subsidiaries prior to the consummation of the Business Combination, and to Fusemachines Inc. (the publicly traded parent company) and its subsidiaries after the consummation of the Business Combination.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Covenant Fees

Pursuant to the Business Combination Agreement, the Company was covenanted to deliver to CSLM its audited financial statements for the year ended December 31, 2023 and 2022 for inclusion in the registration statement on Form S-4 to be filed by CSLM in connection with the Merger, and that such audited financial statements had been prepared in conformity with GAAP applied on a consistent basis and in accordance with the requirements of the Public Company Accounting Oversight Board for public companies. The Company had covenanted to provide the audited financial statements no later than February 29, 2024, or incur delay fees in the amount equal to $35.0 thousand for the first one-month delay to March 31, 2024 (pro-rated for a partial month), $50.0 thousand for the second one-month delay to April 30, 2024, and thereafter $70.0 thousand for each subsequent one-month delay (pro-rated for any partial month). The Company provided the audited financial statements to CSLM in September 2024. As such, the Company has recorded $505 thousand of deferred transaction costs on the audited consolidated balance sheets as of December 31, 2024. On February 4, 2025, the company entered into a second amendment of the original agreement wherein the above-mentioned delay fee provision is deleted and provides the Company with relief from future penalties related to the delivery of the 2023 financial statements. Accordingly, the company recorded waiver in the year ended December 31, 2025 which have no impact in the consolidated Statements of Operations and Comprehensive Loss as the amount of provision was eliminated from the deferred transaction cost and from the Accounts Payable, Accrued expense and other current liabilities in the consolidated balance sheets.